15. Inventories	12 Months Ended
Dec. 31, 2017
Inventories Abstract
Inventories
	12.31.17	12.31.16
Current
Supplies and spare-parts	351,106	230,291
Advance to suppliers	40,798	57,519
Total inventories	391,904	287,810